EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Option Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	3,100,570	1,003,130
Weighted average fair value of awards granted (in USD per share)	$ 0.92	$ 3.32
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 0.59	$ 1.70
Market price (in USD per share)	$ 0.59	$ 1.70
Volatility	85.00%	60.00%
Risk Free Rate	1.62%	0.46%
Dividend Yield	0.00%	0.00%
Expected life (in years)	5 years 6 months	5 years 2 months 1 day
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 1.27	$ 6.07
Market price (in USD per share)	$ 1.27	$ 6.07
Volatility	86.00%	60.00%
Risk Free Rate	2.38%	1.12%
Dividend Yield	0.00%	0.00%
Expected life (in years)	5 years 10 months 28 days	5 years 11 months 8 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 1.96	$ 15.15
Market price (in USD per share)	$ 1.96	$ 15.15
Volatility	90.00%	60.00%
Risk Free Rate	3.61%	1.36%
Dividend Yield	0.00%	0.00%
Expected life (in years)	6 years 29 days	6 years